SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
15.	SUBSEQUENT EVENTS

Impact of Covid-19

Beginning in December 2019, a novel strain of coronavirus, or COVID-19, resulted in prolonged mandatory quarantines, lockdown, closures of businesses and facilities and travel restrictions imposed by the Chinese government and many other countries around the world. Although the Chinese economy has been recovering steadily from the impact of COVID-19 since the second half of 2020, any recurrence of the COVID-19 outbreak in China, or continuance of the outbreak in other parts of the world could adversely impact the Company’s business operations. Furthermore, the Company has experienced business disturbances due to the quarantine measures to contain the spread of COVID-19 and experienced a slowdown in revenue growth and delayed collection of accounts receivables from customers in 2020. The Company may experience similar delay or even default from customers should there be any recurrence of the COVID-19 outbreak in China, which could materially and adversely affect the Company’s business, results of operations and financial condition. Given the uncertainty around the extent and timing of the potential future spread or mitigation of the COVID-19 and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact in the near future.

Cessation of commercial listing services

Since January 1, 2021, the Company has ceased the business operation of listing services for commercial properties.